Commitment and Contingencies - Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 3,193	$ 3,681	$ 4,344
Operating lease liabilities, current	2,856	2,559	678
Operating lease liabilities, non-current	10,170	12,302	3,921
Total operating lease liabilities	13,026	14,861	4,599
Finance lease right-of-use assets	84	98	87
Finance lease liabilities, current	54	42	24
Finance lease liabilities, non-current	39	65	66
Total finance lease liabilities	$ 93	$ 107	$ 90